Convertible Debentures (Details Narrative) - CAD ($)				1 Months Ended				12 Months Ended
	Sep. 04, 2020	Mar. 02, 2019	Mar. 02, 2018	Sep. 25, 2020	Sep. 23, 2020	May 16, 2019	Oct. 22, 2018	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 18, 2021	Jan. 14, 2021	Feb. 28, 2018
Statement [Line Items]
Unsecured convertible debenture								$ 500,000	$ 0			$ 102,389
Volatility rate								101.00%
Risk free interest rate								0.11%
Common shares issued			50,000					1,167,339		27,769	316,000	89,031	500,000
Non related parties [Member]
Statement [Line Items]
Totaling of convertible debentures		$ 250,000					$ 3,500,000
Per price common share							$ 4.20
Unsecured convertible debenture	$ 500,000	$ 750,000	$ 5,000,000	$ 100,000	$ 200,000	$ 250,000	$ 1,500,000	$ 12,671	380,754			$ 102,389
Interest accretion expense									$ 380,754	$ 1,078,141
Principle amount of convertible debentures						$ 2,500,000
Exercise price per share							$ 4.30
Shares issued for debt settlement, shares							375,000
Debenture interest rate, percentage	8.00%	46.00%	10.00%	8.00%	8.00%			14.40%
Effective interest rate			29.00%
Warrant value							$ 2,600,856
Volatility rate							110.00%
Risk free interest rate							2.30%
Dividend expected life							3 years
Convertible debentures for settlement extinguisment							$ 1,500,000			$ 1,240,773
Debenture maturity date	Dec. 03, 2020	Jun. 02, 2019	Mar. 02, 2019	Dec. 24, 2020	Dec. 22, 2020
Common shares issued			17,241			59,524						89,034
Conversion price per share	$ 1.15		$ 17.40	$ 1.15	$ 1.15		$ 6.00